PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Institutional Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Bond Portfolio (Unhedged), PIMCO High Yield Portfolio, PIMCO StocksPLUS® Total Return Portfolio, and PIMCO Total Return Portfolio (each a “Portfolio,” and collectively the “Portfolios”)

Each Portfolio has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Portfolio’s emerging market policy in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) PIMCO Global Bond Portfolio (Unhedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Portfolio PIMCO StocksPLUS® Total Return Portfolio PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Advisor Class and Class M Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Global Bond Portfolio (Unhedged), PIMCO High Yield Portfolio, PIMCO Small Cap StocksPLUS® TR Portfolio, PIMCO StocksPLUS® Total Return Portfolio, and PIMCO Total Return Portfolio

(each a “Portfolio,” and collectively the “Portfolios”)

Each Portfolio has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Portfolio’s emerging market policy in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Portfolio (Unhedged) PIMCO Global Bond Portfolio (Unhedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Portfolio PIMCO Small Cap StocksPLUS® TR Portfolio PIMCO StocksPLUS® Total Return Portfolio PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Bond Portfolio (Unhedged), PIMCO High Yield Portfolio, PIMCO Small Cap StocksPLUS® TR Portfolio, PIMCO StocksPLUS® Total Return Portfolio, and PIMCO Total Return Portfolio

(each a “Portfolio,” and collectively the “Portfolios”)

Each Portfolio has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Portfolio’s emerging market policy in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Portfolio (Unhedged) PIMCO Global Bond Portfolio (Unhedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Portfolio PIMCO Small Cap StocksPLUS® TR Portfolio PIMCO StocksPLUS® Total Return Portfolio PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Institutional Class Prospectus for the PIMCO Real Return Portfolio, PIMCO Global Bond

Portfolio (Unhedged) and PIMCO All Asset Portfolio

dated May 1, 2007

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

The Portfolio has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Global Bond Portfolio (Unhedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Advisor Class Prospectus for the PIMCO Total Return Portfolio, PIMCO

CommodityRealReturn™ Strategy Portfolio and PIMCO Real Return Portfolio

dated May 1, 2007

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

The Portfolio has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus for the PIMCO Total Return Portfolio

dated May 1, 2007

The PIMCO Total Return Portfolio (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Institutional Class Prospectus for the PIMCO Total Return Portfolio

dated May 1, 2007

The PIMCO Total Return Portfolio (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus for the PIMCO Global Bond Portfolio (Unhedged)

dated May 1, 2007

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Global Bond Portfolio (Unhedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus for the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

dated May 1, 2007

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	“The Portfolio may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus for the PIMCO StocksPLUS® Total Return Portfolio

dated May 1, 2007

The PIMCO StocksPLUS® Total Return Portfolio (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO StocksPLUS® Total Return Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Variable Insurance Trust

Supplement Dated November 13, 2007 to the

Administrative Class Prospectus for the PIMCO High Yield Portfolio

dated May 1, 2007

The PIMCO High Yield Portfolio (the “Portfolio”) has changed its non-fundamental investment policy regarding the Portfolio’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Portfolio’s emerging market policy in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO High Yield Portfolio	“The Portfolio may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.”	“The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”